UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported) February 15, 2023

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: 0001786188; 0001786189; 0001786192

Andrew Gutman (646) 918-5216

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositors:

__________________________________________________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Fora Financial Advance LLC (“FFA”), Fora Financial Business Loans LLC (“FFB”) or Fora Financial West LLC (“FFW”) have no repurchase demand activity to report for the annual period ended December 31, 2022 with respect to the assets FFA, FFB, FFW respectively sold to Fora Financial Asset Securitization 2021 LLC which each has indicated by checking the appropriate box on the cover page of this Form ABS-15G.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 15, 2023

Fora Financial Advance LLC, as Securitizer

By:	/s/ Andrew Gutman
Name:	Andrew Gutman
Title:	Chief Financial Officer

Fora Financial Business Loans LLC, as Securitizer

By:	/s/ Andrew Gutman
Name:	Andrew Gutman
Title:	Chief Financial Officer

Fora Financial West, LLC, as Securitizer

By:	/s/ Andrew Gutman
Name:	Andrew Gutman
Title:	Chief Financial Officer